UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2005
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      O.S.S. Capital Management LP
           --------------------------------------------------
Address:   598 Madison Avenue
           --------------------------------------------------
           New York, NY  10022
           --------------------------------------------------

Form 13F File Number:  028-10371
                       ---------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Schafer Brothers LLC
           --------------------------------------------------
Title:     Oscar S. Schafer, Managing Member
           --------------------------------------------------
Phone:     212-756-8700
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Oscar S. Schafer       New York, NY                    11/14/05
       ------------------------   ------------------------------  ----------
             [Signature]          [City, State]                    [Date]



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Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                          0
                                                -------------

Form 13F Information Table Entry Total:                    36
                                                -------------

Form 13F Information Table Value Total:              $915,245
                                                -------------
                                                (in thousands)


List of Other Included Managers:

NONE

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
                                     Form 13F INFORMATION TABLE


       COLUMN 1         COLUMN 2    COLUMN 3    COLUMN 4    COLUMN 5       COLUMN 6  COLUMN 7    COLUMN 8
------------------- --------------- --------  -------- ---------------- ---------- -------- ---------------

                                               VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
    NAME OF ISSUER   TITLE OF CLASS   CUSIP   (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS SOLE SHARED NONE

ACCO BRANDS CORP         COMMON      00081T108    11,079     392,600       SOLE      X       X
-----------------------------------------------------------------------------------------------------------

AMERIPRISE FINL INC      COMMON      03076C106    8,592     240,000        SOLE      X       X
-----------------------------------------------------------------------------------------------------------

BIRCH MTN RES LTD        COMMON      09066X109    3,347     704,700        SOLE      X       X
-----------------------------------------------------------------------------------------------------------

CAMECO CORP              COMMON      13321L108    8,025     150,000        SOLE      X       X
-----------------------------------------------------------------------------------------------------------

CANADIAN NAT RES LTD     COMMON      136385101   14,054     311,000        SOLE      X       X
-----------------------------------------------------------------------------------------------------------

CIMAREX ENERGY CO        COMMON      171798101    16,011    353,200        SOLE      X       X
-----------------------------------------------------------------------------------------------------------

CRYOLIFE INC             PFD CV 6%   228903209    4,760     85,000         SOLE      X       X
-----------------------------------------------------------------------------------------------------------

CRYOLIFE INC             COMMON      228903100   13,900    2,000,000       SOLE      X       X
-----------------------------------------------------------------------------------------------------------

DENBURY RESOURCES INC    COMMON NEW  247916208    6,406    127,000         SOLE      X       X
-----------------------------------------------------------------------------------------------------------

DEVON ENERGY CORP        COMMON      25179M103    27,799    405,000        SOLE      X       X
-----------------------------------------------------------------------------------------------------------

DRESSER-RAND GROUP INC   COMMON      261608103    22,300    905,400        SOLE      X       X
-----------------------------------------------------------------------------------------------------------

ELECTRONIC DATA SYS NEW  COMMON      285661104    14,586    650,000        SOLE      X       X
-----------------------------------------------------------------------------------------------------------

FLAMEL TECHNOLOGIES      ADR STOCK   338488109    55,026    2,942,547      SOLE      X       X
-----------------------------------------------------------------------------------------------------------

FLOWSERVE CORP           COMMON      34354P105    62,522    1,720,000      SOLE      X       X
-----------------------------------------------------------------------------------------------------------

FNX MNG CO INC           COMMON      30253R101   38,211    2,890,400       SOLE      X       X
-----------------------------------------------------------------------------------------------------------

HEXCEL CORP NEW          COMMON      428291108   10,958     599,100        SOLE      X       X
-----------------------------------------------------------------------------------------------------------

KONINKLIJKE AHOLD NV   SPON ADR NEW  500472303   40,020    1,500,000       SOLE      X       X
-----------------------------------------------------------------------------------------------------------

MEMC ELECTR MATLS INC    COMMON      552715104   4,558     200,000         SOLE      X       X
-----------------------------------------------------------------------------------------------------------

MONOGRAM BIOSCIENCES INC COMMON      60975U108   3,405     1,449,100       SOLE      X       X
-----------------------------------------------------------------------------------------------------------

NEXEN INC                COMMON      65334H102   25,498     535,000        SOLE      X       X
-----------------------------------------------------------------------------------------------------------

NOVEN PHARMACEUTICALS INC COMMON     670009109   16,605    1,186,100       SOLE      X       X
-----------------------------------------------------------------------------------------------------------

PAR PHARMACEUTICAL COS INC COMMON    69888P106   25,928    974,000         SOLE      X       X
-----------------------------------------------------------------------------------------------------------

PHARMION CORP COM         COMMON     71715B409   35,651   1,634,620        SOLE      X       X
-----------------------------------------------------------------------------------------------------------

PIONEER COS INC         COMMON NEW   723643300  11,181     464,700         SOLE      X       X
-----------------------------------------------------------------------------------------------------------

RCN CORP                COMMON NEW   749361200  32,558     1,534,300       SOLE      X       X
-----------------------------------------------------------------------------------------------------------

SHIRE PHARMACEUTICAL
GROUP PLC             SPONSORED ADR  82481R106  10,709      289,500        SOLE      X       X
-----------------------------------------------------------------------------------------------------------

SYNTROLEUM CORP          COMMON      871630109  12,088      830,200        SOLE      X       X
-----------------------------------------------------------------------------------------------------------

TESCO CORP               COMMON      88157K101   51,547    3,277,000       SOLE      X       X
-----------------------------------------------------------------------------------------------------------

MOSAIC CO                COMMON      61945A107   70,740    4,415,700       SOLE      X       X
-----------------------------------------------------------------------------------------------------------
THIRD WAVE
TECHNOLOGIES INC.        COMMON      88428W108   4,025       813,217       SOLE      X       X
-----------------------------------------------------------------------------------------------------------

TYCO INTL LTD COM        COMMON      902124106   29,800     1,070,000      SOLE      X       X
-----------------------------------------------------------------------------------------------------------

TYCO INTL LTD COM        COMMON      902124906   13,925      500,000/CALL  SOLE      X       X
-----------------------------------------------------------------------------------------------------------

VALEANT PHARMACEUTICALS
INTL                     COMMON      91911X104   53,457      2,662,200     SOLE      X       X
-----------------------------------------------------------------------------------------------------------

VINTAGE PETE INC         COMMON        927460105  33,560      735,000      SOLE      X       X
-----------------------------------------------------------------------------------------------------------

WRIGHT EXPRESS           COMMON        98233Q105   73,246    3,392,600     SOLE      X       X
-----------------------------------------------------------------------------------------------------------

WYNN RESORTS             COMMON        983134107   49,168    1,089,000     SOLE      X       X
36 TOTAL DATA RECORDS                             915,245

NOTE:

  The limited contents of Forms 13F cannot be used as a basis of determining actual or prospective investment performance, and any attempt to use such information may be materially misleading.

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